Subsequent Events	6 Months Ended
Mar. 31, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 16 — SUBSEQUENT EVENTS

On June 23, 2025, Changzhou Zhongjin entered into a loan agreement with Industrial and Commercial Bank of China to borrow an aggregate principal amount of $2,756,000 (RMB 20.0 million) as working capital for one year, pursuant to which, the loan shall be disbursed in two tranches. On June 24, 2025 and July 15, 2025, Changzhou Zhongjin received the loans of $1,378,000 (RMB 10.0 million) and $1,378,000 (RMB 10.0 million) with a maturity date of June 15, 2026 and June 22, 2026, respectively. The loans have a fixed interest rate of 2.8% per annum.

The Company evaluated the subsequent events through August 20, 2025, which is the date of the issuance of these unaudited condensed consolidated financial statements, and concluded that there are no additional subsequent events except disclosed above that would have required adjustment or disclosure in the unaudited condensed consolidated financial statements.